Borrowings - Summary of Repayment of Borrowings Including the Current Liabilities (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 7,316,298	$ 284,000,000	$ 519,598,989	₩ 7,298,867
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,714,340			5,972,554
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	272,263			190,780
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,338,522
Gross carrying amount [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,962,470			₩ 7,045,366
Gross carrying amount [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,348,000
Gross carrying amount [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,622,470
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	368,052
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	249,804
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	118,248
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,418,513
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,228,682
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,060,000
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	168,682
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	189,831
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	147,307
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	42,524
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,346,609
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,307,261
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	560,000
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	747,261
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	39,348
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	518
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	38,830
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,069,704
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	932,310
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	590,000
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	342,310
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	137,394
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,500
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	36,894
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	845,510
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	845,017
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	460,000
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	385,017
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	493
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	493
Gross carrying amount [member] | After 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,658,186
Gross carrying amount [member] | After 2024 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,657,200
Gross carrying amount [member] | After 2024 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,678,000
Gross carrying amount [member] | After 2024 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	979,200
Gross carrying amount [member] | After 2024 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	986
Gross carrying amount [member] | After 2024 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 986